Share capital - Disclosure of stock options granted (Details)																																	12 Months Ended
	Oct. 17, 2018 USD ($) shares	Oct. 17, 2018 CAD ($) shares	Mar. 21, 2018 USD ($) shares	Mar. 21, 2018 CAD ($) shares	Feb. 22, 2018 USD ($) shares	Feb. 22, 2018 CAD ($) shares	Feb. 09, 2018 USD ($) shares	Feb. 09, 2018 CAD ($) shares	Feb. 05, 2018 USD ($) shares	Feb. 05, 2018 CAD ($) shares	Feb. 01, 2018 USD ($) shares	Feb. 01, 2018 CAD ($) shares	Nov. 20, 2017 USD ($) shares	Nov. 20, 2017 CAD ($) shares	Oct. 25, 2017 USD ($) shares	Oct. 25, 2017 CAD ($) shares	Sep. 20, 2017 USD ($) shares	Sep. 20, 2017 CAD ($) shares	Jul. 05, 2017 USD ($) shares	Jul. 05, 2017 CAD ($) shares	Jun. 23, 2017 USD ($) shares	Jun. 23, 2017 CAD ($) shares	Apr. 26, 2017 USD ($) shares	Apr. 26, 2017 CAD ($) shares	Feb. 16, 2017 USD ($) shares	Feb. 16, 2017 CAD ($) shares	Feb. 09, 2017 USD ($) shares	Feb. 09, 2017 CAD ($) shares	Jan. 27, 2017 USD ($) shares	Jan. 27, 2017 CAD ($) shares	Jan. 20, 2017 USD ($) shares	Jan. 20, 2017 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share) | $																																	$ 6.54	$ 5.44
Number																																	3,003,000	2,729,000
New Director
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)																					$ 6.40	$ 8.48									$ 2.74	$ 3.65
Number																					50,000	50,000									10,000	10,000
Employees
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)											$ 5.30	$ 6.52											$ 6.95	$ 9.45			$ 3.20	$ 4.21	$ 3.02	$ 3.96
Number											503,000	503,000											183,000	183,000			89,000	89,000	25,000	25,000
Chief Executive Officer
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)									$ 5.19	$ 6.42																	$ 3.20	$ 4.21
Number									400,000	400,000																	1,050,000	1,050,000
Share options granted in share-based payment arrangement, expiration period																																		10 years
Share options granted in share-based payment arrangement, vesting period percentage																																	25.00%
Chief Executive Officer | Tranche two
Disclosure of stock options granted [Line Items]
Share options granted in share-based payment arrangement, expiration period																																		36 months
Officer
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)			$ 5.40	$ 7.06							$ 5.30	$ 6.52											$ 6.95	$ 9.45			$ 3.20	$ 4.21
Number			150,000	150,000							1,675,000	1,675,000											50,000	50,000			747,000	747,000
Directors
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)					$ 5.46	$ 6.92	$ 5.09	$ 6.40	$ 5.19	$ 6.42													$ 6.95	$ 9.45	$ 3.62	$ 4.73
Number					50,000	50,000	50,000	50,000	150,000	150,000													100,000	100,000	50,000	50,000
Share options granted in share-based payment arrangement, vesting period																																		12 months
Share options granted in share-based payment arrangement, expiration period																																		10 years
New Officer
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)																			$ 6.24	$ 8.10
Number																			280,000	280,000
New Employees
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)	$ 5.93	$ 7.70											$ 5.13	$ 6.56	$ 5.72	$ 7.30	$ 6.19	$ 7.59
Number	25,000	25,000											30,000	30,000	5,000	5,000	60,000	60,000
Officers and employees
Disclosure of stock options granted [Line Items]
Share options granted in share-based payment arrangement, vesting period																																		36 months
Share options granted in share-based payment arrangement, expiration period																																		10 years
New officer, new employees and directors
Disclosure of stock options granted [Line Items]
Share options granted in share-based payment arrangement, expiration period																																		10 years
New officer, new employees and directors | Tranche one
Disclosure of stock options granted [Line Items]
Share options granted in share-based payment arrangement, vesting period																																	12 months
Share options granted in share-based payment arrangement, vesting period percentage																																	33.00%
New officer, new employees and directors | Tranche two
Disclosure of stock options granted [Line Items]
Share options granted in share-based payment arrangement, vesting period																																	24 months
Share options granted in share-based payment arrangement, vesting period percentage																																	2.78%